ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities
	November 30,	August 31,
	2017	2017
Trade Payables	$552,277	$334,132
Credit Card Payable	481	56,501
Payroll Liabilities	21,933	25,636
Other Payable	5,480	5,480
Total accounts payable and accrued liabilities	$580,171	$421,749

	August 31,	August 31,
	2017	2016
Trade Payables	$334,132	$53,290
Credit Card Payable	56,501	1,985
Payroll Liabilities	25,636	-
Other Payable	5,480	-
Total accounts payable and accrued liabilities	$421,749	$55,275